Inventory (table)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2017	2016	2015
	(In thousands)

Finished products	$534,995	$467,337	$414,154
In process	35,982	25,855	22,651
Raw materials and supplies	160,333	213,790	199,674
	731,310	706,982	636,479
Less excess of FIFO cost over LIFO cost	133,254	139,275	164,067
Total inventories	$598,056	$567,707	$472,412